Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
 GOODWILL
Goodwill represents the excess of the cost of businesses acquired over the fair market value of identifiable net assets at the dates of acquisition. Goodwill is not amortized but is subject to impairment testing annually and whenever facts or circumstances indicate that the carrying amounts may not be recoverable.

The Company has determined that its reporting units are consistent with its operating segments: North America; International and Global. Goodwill is allocated to these reporting units based on the original purchase price allocation for acquisitions within the reporting units. When a business entity is sold, goodwill is allocated to the disposed entity based on the fair value of that entity compared with the fair value of the reporting unit in which it is included.

The changes in the carrying amount of goodwill by segment for the six months ended June 30, 2013 and the year ended December 31, 2012 are as follows:

	Global	North America	International	Total
	(millions)
Balance at January 1, 2012:
Goodwill, gross	$1,122	$1,782	$391	$3,295
Accumulated impairment losses	—	—	—	—
Goodwill, net	$1,122	$1,782	$391	$3,295
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the year	—	10	2	12
Goodwill disposed of during the year	—	—	(1)	(1)
Goodwill impairment charge	—	(492)	—	(492)
Foreign exchange	5	—	6	11
Balance at December 31, 2012:
Goodwill, gross	$1,127	$1,792	$400	$3,319
Accumulated impairment losses	—	(492)	—	(492)
Goodwill, net	$1,127	$1,300	$400	$2,827
Goodwill acquired during the period	16	—	1	17
Foreign exchange	(7)	—	(8)	(15)
Balance at June 30, 2013:
Goodwill, gross	$1,136	$1,792	$393	$3,321
Accumulated impairment losses	—	(492)	—	(492)
Goodwill, net	$1,136	$1,300	$393	$2,829

13.	GOODWILL
Goodwill represents the excess of the cost of businesses acquired over the fair value of identifiable net assets at the dates of acquisition. Goodwill is not amortized but is subject to impairment testing annually and whenever facts or circumstances indicate that the carrying amounts may not be recoverable.

The Company has determined that its reporting units are consistent with its operating segments: North America; International and Global. Goodwill is allocated to these reporting units based on the original purchase price allocation for acquisitions within the reporting units. When a business entity is sold, goodwill is allocated to the disposed entity based on the fair value of that entity compared to the fair value of the reporting unit in which it is included.

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2012 and 2011 are as follows:

	Global	North America	International	Total
	(millions)
Balance at January 1, 2011	$1,063	$1,783	$448	$3,294
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the period	—	—	10	10
Goodwill disposed of during the year	—	(3)	—	(3)
Other movements (i) (ii)	60	2	(61)	1
Foreign exchange	(1)	—	(8)	(9)
Balance at December 31, 2011	$1,122	$1,782	$391	$3,295
Purchase price allocation adjustments	—	—	2	2
Goodwill acquired during the period	—	10	2	12
Goodwill disposed of during the year	—	—	(1)	(1)
Goodwill impairment charge (see below)	—	(492)	—	(492)
Foreign exchange	5	—	6	11
Balance at December 31, 2012	$1,127	$1,300	$400	$2,827

_________________________________

(i)	North America — $nil (2011: $(1) million) tax benefit arising on the exercise of fully vested HRH stock options which were issued as part of the acquisition of HRH in 2008.

(ii)
Effective January 1, 2011, the Company changed its internal reporting structure: Global Markets International, previously reported within the International segment, is now reported in the Global segment; and Mexico Retail, which was previously reported within the International segment, is now reported in the North America segment. As a result of these changes, goodwill of $60 million has been reallocated from the International segment into the Global segment for Global Markets International, and $1 million has been reallocated from the International segment into the North America segment for Mexico Retail. Goodwill has been reallocated between segments using the relative fair value allocation approach.

The table above shows goodwill at December 31, 2012 net of accumulated impairment losses of $492 million. The gross balance and accumulated impairment losses (which relate to our North American reporting unit) were $3,319 million and $492 million, and $3,295 million and $nil at December 31, 2012 and 2011, respectively. The net accumulated impairment losses for Global and International were both $nil at December 31, 2012 (2011: $nil).

2012 Impairment Review
The Company reviews goodwill for impairment annually. In the first step of the impairment test, the fair value of each reporting unit is compared with its carrying value, including goodwill. If the carrying value of a reporting unit exceeds its fair value, the amount of an impairment loss, if any, is calculated in the second step of the impairment test by comparing the implied fair value of reporting unit goodwill with the carrying amount of that goodwill.
The Company completed its annual goodwill impairment test as of October 1, 2012 and concluded that an impairment charge was required to reduce the carrying value of the goodwill associated with the Company's North America reporting unit. The goodwill impairment charge for the North America reporting unit amounted to $492 million . There was no impairment for the Global and International reporting units, as the fair values of these units were significantly in excess of their carrying value.

North America Impairment Review
Under the income approach, the fair value of the North America reporting unit was determined based on the present value of estimated future cash flows. The fair value measurements used unobservable inputs in a discounted cash flow model based on the Company's most recent forecasts. Such projections were based on management's estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions, and the uncertainty related to the business's ability to realise the projected cash flows. The discount rate was based on the weighted-average cost of capital adjusted for the relevant risk associated with market participant expectations and characteristics of the individual reporting unit.
As the fair value of the reporting unit was less than its carrying value, the second step of the impairment test was performed to measure the amount of any impairment loss. In the second step, the North America reporting unit's fair value was allocated to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets. The fair value of intangible assets associated with the North America reporting unit included customer relationship intangible assets, which were valued using a multiple period excess earnings approach involving discounted future projections of associated revenue streams.
The decline in the fair value of the North America reporting unit, as well as differences between fair values and carrying values for other assets and liabilities in the second step of the goodwill impairment test, resulted in an implied fair value of goodwill substantially below the carrying value of the goodwill for the reporting unit. As a result, the Company recorded a goodwill impairment charge of $492 million as of October 1, 2012.
As previously disclosed, the North America reporting unit had been hampered by the declining Loan Protector business results, the effect of the soft economy in the U.S., which has significantly impacted the Construction and Human Capital sectors, and declining retention rates primarily related to merger and acquisition activity and lost legacy HRH businesses.
The decline in the estimated fair value of the reporting unit resulted from lower projected revenue growth rates and profitability levels as well as an increase in the discount rate used to calculate the discounted cash flows. The increase in the discount rate was due to increases in the risk-free rate and small company premium offset by a reduction to the expected market rate of return. The lower projected profitability levels reflect changes in assumptions related to organic revenue growth and cost rates which can be attributed to the declines discussed above and also includes consideration of the uncertainty related to the business's ability to execute on the projected cash flows.